CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
OIL AND GAS REVENUES	$ 21,696	$ 14,171	$ 41,477	$ 42,271
Production taxes		33	25	71
Transportation costs	55	3,110	228	8,138
Depletion	6,100	11,184	12,200	22,368
GROSS PROFIT/LOSS	15,541	(156)	29,024	16,694
Personnel costs	14,184	33,941	30,405	65,992
Professional fees	29,840	28,081	74,078	37,995
Promotion and advertising	4,541	5,287	13,462	11,012
Office expenses	(841)	1,421	3,187	2,709
Depreciation		93		185
Directors' fees and other	4,551	48,094	4,551	48,171
Total Operating Expenses	52,275	116,917	125,683	166,064
OPERATING LOSS	(36,734)	(117,073)	(96,659)	(149,370)
Interest income	2,767		5,656
Interest expense	(7,007)	(1,176)	(16,459)	(2,339)
NET LOSS BEFORE INCOME TAXES	(40,974)	(118,249)	(107,462)	(151,709)
Foreign exchange loss	242		242
Australian income taxes	4,222	(399)	(7,612)	(7,910)
NET LOSS	$ (45,438)	$ (118,648)	$ (115,316)	$ (159,619)
BASIC (LOSS) PER COMMON SHARE
Weighted Average Number of Common Shares Outstanding: Basic	49,960,000	20,380,388	42,173,051	20,348,058